Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (3,986,925)	$ (2,453,977)	$ (4,684,157)